Consolidated Statements of Changes In Shareholders' Deficit (Parenthetical) (Intelsat S.A. Shareholders' Deficit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intelsat S.A. Shareholders' Deficit [Member]
Postretirement/pension liability adjustment, tax	$ 34.9	$ (1.9)	$ 27.7
Other comprehensive income, tax	$ (0.4)	$ (0.2)	$ 0.1